Condensed Statements of Consolidated Cash Flows - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows – operating activities:
Net income	$ 683	$ 741	$ 905	$ 770	$ 713
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation and amortization, including regulatory amortization	826	734	985	901	866
Write-off of rate base disallowances (Note 2)	69		(251)
Provision in lieu of deferred income taxes – net	36	27	41	68	32
Other – net	(1)	(13)	(14)	(1)	(1)
Changes in operating assets and liabilities:
Accounts receivable	(257)	(166)	(138)	37	(78)
Inventories			(32)	(27)	4
Accounts payable - trade			45	27	(29)
Regulatory assets - deferred revenues (Note 2)			120	(46)	33
Regulatory assets - self-insurance reserve (Note 2)			(198)	(118)	(14)
Other - assets			16	(9)	(57)
Other - liabilities			137	56	56
Regulatory assets (Note 2)	(266)	(74)
Other operating assets and liabilities	95	162
Cash provided by operating activities	1,185	1,411	1,867	1,658	1,525
Cash flows – financing activities:
Issuances and borrowings of long-term debt (excluding AR Facility) (Note 5)	2,175	3,950	3,950	2,090	1,810
Repayments of long-term debt (excluding AR Facility) (Note 5)	(875)	(2,732)	(2,732)	(1,290)	(1,164)
Borrowings under AR Facility (Note 5)	600
Repayments under AR Facility (Note 5)	(100)
Net change in short-term borrowings (Note 4)	(116)	(215)
Capital contributions from members (Note 7)	336	318	425	705	788
Distributions to members (Note 7)	(404)	(318)	(425)	(839)	(356)
Debt discount, financing and reacquisition costs – net	(35)	(29)	(31)	(9)	(54)
Net increase (decrease) in short-term borrowings (Note 5)			(17)	145	24
Cash provided by financing activities	1,581	974	1,170	802	1,048
Cash flows – investing activities:
Capital expenditures	(2,797)	(2,161)	(3,049)	(2,497)	(2,540)
Other – net	23	44	31	32	20
Expenditures for third party in joint project			(2)	(67)	(96)
Reimbursement from third party in joint project			6	99	66
Proceeds from sales of non-utility properties			21
Cash used in investing activities	(2,774)	(2,117)	(2,993)	(2,433)	(2,550)
Net change in cash, cash equivalents and restricted cash	(8)	268	44	27	23
Cash, cash equivalents and restricted cash – beginning balance	98	54	54	27	4
Cash, cash equivalents and restricted cash – ending balance	$ 90	$ 322	$ 98	$ 54	$ 27